Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	14,900	$1,890,959
Moog Inc., Class A	11,314	921,638

		2,812,597

Airlines — 0.3%
Allegiant Travel Co.	4,487	672,377

Auto Components — 0.9%
Dorman Products Inc.(a)(b)	10,099	725,916
LCI Industries	8,719	798,922
Visteon Corp.(a)	9,863	649,775

		2,174,613

Banks — 10.4%
Ameris Bancorp.	20,176	802,400
Atlantic Union Bankshares Corp.	24,868	945,730
BancFirst Corp.	6,057	353,365
CenterState Bank Corp.	35,494	863,214
Community Bank System Inc.	17,681	1,166,769
CVB Financial Corp.	35,626	784,128
Eagle Bancorp. Inc.	11,090	447,038
First BanCorp./Puerto Rico	75,516	812,552
First Citizens BancShares Inc./NC, Class A	3,001	1,401,527
First Interstate BancSystem Inc., Class A	12,851	514,426
Glacier Bancorp. Inc.	29,324	1,228,969
Heartland Financial USA Inc.	11,398	548,130
Home BancShares Inc./AR	53,881	1,059,839
Independent Bank Corp.	11,951	929,310
Independent Bank Group Inc.	12,334	700,695
Investors Bancorp. Inc.	79,614	904,415
LegacyTexas Financial Group Inc.	15,741	672,770
Pinnacle Financial Partners Inc.	25,200	1,530,648
South State Corp.	12,321	986,542
Sterling Bancorp./DE	73,037	1,595,858
Texas Capital Bancshares Inc.(a)	17,513	1,102,093
TowneBank/Portsmouth VA	22,626	636,696
UMB Financial Corp.	15,395	1,050,863
United Community Banks Inc./GA	26,164	750,907
Webster Financial Corp.	32,098	1,636,998
Wintrust Financial Corp.	19,749	1,412,843

		24,838,725

Biotechnology — 1.1%
Arrowhead Pharmaceuticals Inc.(a)	33,055	960,578
Immunomedics Inc.(a)	60,055	885,811
Insmed Inc.(a)	30,410	667,500

		2,513,889

Building Products — 0.9%
Advanced Drainage Systems Inc.	14,472	476,563
Resideo Technologies Inc.(a)	42,783	806,887
Universal Forest Products Inc.	21,378	864,313

		2,147,763

Capital Markets — 2.3%
Cohen & Steers Inc.	7,604	398,221
Eaton Vance Corp., NVS	39,753	1,769,009
Evercore Inc., Class A	14,305	1,235,523
Moelis & Co., Class A	17,162	625,383
Stifel Financial Corp.	24,651	1,474,376

		5,502,512

Security	Shares	Value

Chemicals — 4.8%
Ashland Global Holdings Inc.	21,851	$1,736,718
Ferro Corp.(a)	28,653	422,059
GCP Applied Technologies Inc.(a)	25,325	557,910
HB Fuller Co.	17,729	847,624
Innospec Inc.	8,532	796,718
Livent Corp.(a)	51,144	329,367
NewMarket Corp.	3,040	1,281,694
Olin Corp.	57,429	1,152,600
PQ Group Holdings Inc.(a)	12,770	199,084
Scotts Miracle-Gro Co. (The)	13,727	1,539,895
Sensient Technologies Corp.	14,742	1,004,962
WR Grace & Co.	23,320	1,581,329

		11,449,960

Commercial Services & Supplies — 2.8%
ABM Industries Inc.	23,116	972,952
Brady Corp., Class A, NVS	17,170	888,204
BrightView Holdings Inc.(a)(b)	7,693	152,014
Brink’s Co. (The)	17,372	1,566,260
Casella Waste Systems Inc., Class A(a)	15,007	654,305
Herman Miller Inc.	20,489	928,971
Mobile Mini Inc.	15,706	533,376
UniFirst Corp./MA	5,352	1,053,648

		6,749,730

Communications Equipment — 1.3%
Finisar Corp.(a)(b)	41,104	967,177
NetScout Systems Inc.(a)	24,323	633,371
Plantronics Inc.	11,470	440,448
Viavi Solutions Inc.(a)	79,717	1,169,448

		3,210,444

Construction & Engineering — 1.6%
Comfort Systems USA Inc.	12,872	540,624
Dycom Industries Inc.(a)	10,985	605,933
EMCOR Group Inc.	19,540	1,648,980
MasTec Inc.(a)(b)	21,524	1,104,612

		3,900,149

Construction Materials — 0.8%
Eagle Materials Inc.	15,377	1,272,908
Summit Materials Inc., Class A(a)(b)	39,074	720,525

		1,993,433

Consumer Finance — 0.6%
SLM Corp.	150,580	1,371,784

Containers & Packaging — 1.0%
Graphic Packaging Holding Co.	102,913	1,529,287
Silgan Holdings Inc.	27,110	814,927

		2,344,214

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)	19,727	934,468
frontdoor Inc.(a)	29,499	1,346,334

		2,280,802

Diversified Financial Services — 0.5%
Cannae Holdings Inc.(a)	23,678	685,478
FGL Holdings	61,168	498,519

		1,183,997

Diversified Telecommunication Services — 0.8%
Iridium Communications Inc.(a)	33,484	851,833
Vonage Holdings Corp.(a)(b)	77,698	963,455

		1,815,288

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 0.7%
MGE Energy Inc.	12,077	$895,509
Otter Tail Corp.	13,860	739,847

		1,635,356

Electrical Equipment — 1.1%
EnerSys	14,941	1,017,631
Generac Holdings Inc.(a)	21,712	1,569,778

		2,587,409

Electronic Equipment, Instruments & Components — 2.2%
Coherent Inc.(a)	8,427	1,170,089
Fabrinet(a)	12,845	689,520
Insight Enterprises Inc.(a)	12,470	686,099
Knowles Corp.(a)(b)	31,719	645,482
Plexus Corp.(a)	10,506	627,313
SYNNEX Corp.	14,460	1,424,888

		5,243,391

Energy Equipment & Services — 0.9%
Dril-Quip Inc.(a)	12,644	665,327
Patterson-UTI Energy Inc.	72,646	844,873
ProPetro Holding Corp.(a)(b)	25,977	470,963
RPC Inc.	20,275	125,300

		2,106,463

Entertainment — 0.6%
Cinemark Holdings Inc.	37,121	1,481,870

Equity Real Estate Investment Trusts (REITs) — 13.4%
Acadia Realty Trust	28,843	809,623
Agree Realty Corp.	13,400	895,790
Alexander & Baldwin Inc.	23,673	556,552
Alexander’s Inc.	1,319	493,966
American Assets Trust Inc.	16,423	762,027
Brandywine Realty Trust	61,411	905,812
CareTrust REIT Inc.	33,295	773,443
Cousins Properties Inc.	50,642	1,781,586
EastGroup Properties Inc.	12,803	1,542,505
Empire State Realty Trust Inc., Class A	49,716	696,521
Equity Commonwealth	42,487	1,426,714
Four Corners Property Trust Inc.	23,772	640,418
Global Net Lease Inc.	29,265	571,253
Healthcare Realty Trust Inc.	45,036	1,440,251
Highwoods Properties Inc.	36,139	1,638,181
Life Storage Inc.	16,245	1,583,725
National Health Investors Inc.	15,058	1,195,304
National Storage Affiliates Trust	19,852	601,317
Paramount Group Inc.	70,245	971,488
Pebblebrook Hotel Trust	45,506	1,273,713
Physicians Realty Trust	64,543	1,110,785
Piedmont Office Realty Trust Inc., Class A	43,751	910,458
PotlatchDeltic Corp.	23,565	867,663
PS Business Parks Inc.	6,977	1,220,975
Rayonier Inc.	45,185	1,312,172
Retail Opportunity Investments Corp.	39,857	723,006
RLJ Lodging Trust	60,491	1,045,285
STAG Industrial Inc.	43,771	1,300,874
Taubman Centers Inc.	21,309	863,441
Uniti Group Inc.	64,270	541,153
Urban Edge Properties	41,979	702,309
Washington REIT	27,895	751,770

		31,910,080

Security	Shares	Value

Food & Staples Retailing — 2.5%
BJ’s Wholesale Club Holdings Inc.(a)	42,389	$998,685
Casey’s General Stores Inc.	12,765	2,066,781
Performance Food Group Co.(a)	36,641	1,606,708
PriceSmart Inc.	8,007	488,427
Sprouts Farmers Market Inc.(a)	41,124	696,229

		5,856,830

Food Products — 1.4%
Cal-Maine Foods Inc.	10,594	421,323
J&J Snack Foods Corp.	5,245	974,731
Lancaster Colony Corp.	6,803	1,060,044
Seaboard Corp.	94	383,674
Simply Good Foods Co. (The)(a)	17,749	483,305

		3,323,077

Gas Utilities — 1.8%
New Jersey Resources Corp.	31,081	1,550,010
ONE Gas Inc.	18,362	1,674,247
South Jersey Industries Inc.	32,184	1,095,865

		4,320,122

Health Care Equipment & Supplies — 0.9%
Integer Holdings Corp.(a)	10,463	915,826
LivaNova PLC(a)	16,833	1,296,983

		2,212,809

Health Care Providers & Services — 1.3%
Acadia Healthcare Co. Inc.(a)(b)	30,899	986,914
AMN Healthcare Services Inc.(a)(b)	16,240	866,891
Premier Inc., Class A(a)(b)	18,107	701,646
Select Medical Holdings Corp.(a)(b)	37,797	632,722

		3,188,173

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	58,072	598,142

Hotels, Restaurants & Leisure — 3.6%
Bloomin’ Brands Inc.	32,011	545,147
Cheesecake Factory Inc. (The)	14,509	625,048
Cracker Barrel Old Country Store Inc.	8,376	1,454,995
Dine Brands Global Inc.	6,114	501,898
Hyatt Hotels Corp., Class A	13,313	1,029,761
Jack in the Box Inc.	9,001	646,542
Marriott Vacations Worldwide Corp.	13,586	1,388,897
Papa John’s International Inc.	7,900	350,918
SeaWorld Entertainment Inc.(a)	22,607	691,096
Six Flags Entertainment Corp.	24,964	1,318,848

		8,553,150

Household Durables — 1.8%
Helen of Troy Ltd.(a)	8,714	1,292,112
KB Home	29,465	774,046
Tempur Sealy International Inc.(a)	16,015	1,284,723
TopBuild Corp.(a)	11,992	972,911

		4,323,792

Independent Power and Renewable Electricity Producers — 0.3%
Pattern Energy Group Inc., Class A	31,853	730,389

Insurance — 2.3%
Enstar Group Ltd.(a)	5,259	931,632
Mercury General Corp.	9,467	536,874
National General Holdings Corp.	22,528	557,117
ProAssurance Corp.	18,240	713,002
Selective Insurance Group Inc.	19,617	1,475,198

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
White Mountains Insurance Group Ltd.	1,109	$1,193,284

		5,407,107

Internet & Direct Marketing Retail — 0.2%
Groupon Inc.(a)	142,903	450,145

IT Services — 2.6%
CACI International Inc., Class A(a)	8,664	1,864,060
CoreLogic Inc.(a)	28,125	1,281,656
EVERTEC Inc.	20,911	669,570
ManTech International Corp./VA, Class A	9,312	640,479
MAXIMUS Inc.	22,239	1,634,789
TTEC Holdings Inc.	4,889	229,392

		6,319,946

Leisure Products — 0.6%
Brunswick Corp./DE	30,350	1,492,006

Life Sciences Tools & Services — 0.5%
Syneos Health Inc.(a)	21,340	1,090,261

Machinery — 4.4%
Actuant Corp., Class A	21,457	491,365
Altra Industrial Motion Corp.	22,425	644,270
Barnes Group Inc.	16,468	856,995
Franklin Electric Co. Inc.	13,438	629,705
Harsco Corp.(a)	27,958	655,895
Hillenbrand Inc.	21,825	735,284
ITT Inc.	30,585	1,909,116
Mueller Industries Inc.	19,760	596,554
Mueller Water Products Inc., Class A	55,287	562,269
Rexnord Corp.(a)	36,530	1,069,964
Terex Corp.	21,849	665,302
Watts Water Technologies Inc., Class A	9,655	896,274
Welbilt Inc.(a)(b)	45,715	750,640

		10,463,633

Marine — 0.9%
Kirby Corp.(a)	18,780	1,471,601
Matson Inc.	14,946	611,441

		2,083,042

Media — 2.0%
Gray Television Inc.(a)	27,014	479,499
John Wiley & Sons Inc., Class A	15,710	714,962
Meredith Corp.	13,966	766,175
Nexstar Media Group Inc., Class A	16,064	1,634,833
Sinclair Broadcast Group Inc., Class A	22,944	1,152,936

		4,748,405

Metals & Mining — 1.2%
Allegheny Technologies Inc.(a)(b)	43,904	955,790
Carpenter Technology Corp.	16,516	743,385
Compass Minerals International Inc.	11,818	660,035
Kaiser Aluminum Corp.	5,624	541,423

		2,900,633

Mortgage Real Estate Investment — 0.2%
Colony Credit Real Estate Inc.	29,195	472,959

Oil, Gas & Consumable Fuels — 1.3%
Callon Petroleum Co.(a)(b)	79,710	392,173
CNX Resources Corp.(a)	68,308	561,492
CVR Energy Inc.	10,181	540,306
Jagged Peak Energy Inc.(a)	21,572	158,338
Oasis Petroleum Inc.(a)(b)	94,561	460,512

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	72,933	$414,989
SM Energy Co.	36,163	360,545
Talos Energy Inc.(a)(b)	7,554	155,461

		3,043,816

Personal Products — 0.3%
Nu Skin Enterprises Inc., Class A	19,329	772,773

Pharmaceuticals — 1.2%
Amneal Pharmaceuticals Inc.(a)	27,784	101,689
Horizon Therapeutics PLC(a)	64,404	1,603,016
Reata Pharmaceuticals Inc., Class A(a)(b)	5,546	502,745
Zogenix Inc.(a)	14,790	712,434

		2,919,884

Professional Services — 0.3%
Korn Ferry	19,663	772,363

Real Estate Management & Development — 0.4%
Kennedy-Wilson Holdings Inc.	43,197	929,599

Road & Rail — 1.5%
Genesee & Wyoming Inc., Class A(a)	19,688	2,161,939
Saia Inc.(a)	9,036	689,447
Schneider National Inc., Class B	9,839	189,893
Werner Enterprises Inc.	15,138	501,825

		3,543,104

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Energy Industries Inc.(a)	13,328	778,355
Cirrus Logic Inc.(a)	20,245	993,017
Diodes Inc.(a)	13,959	594,653
MKS Instruments Inc.	18,944	1,612,703
Power Integrations Inc.	10,198	928,732

		4,907,460

Software — 3.3%
j2 Global Inc.	16,204	1,443,614
LogMeIn Inc.	17,356	1,318,535
Nuance Communications Inc.(a)(b)	101,122	1,682,670
Progress Software Corp.	15,519	671,818
Teradata Corp.(a)(b)	40,792	1,493,803
Verint Systems Inc.(a)(b)	22,912	1,325,918

		7,936,358

Specialty Retail — 2.2%
Aaron’s Inc.	23,588	1,487,223
Abercrombie & Fitch Co., Class A	23,305	441,164
Children’s Place Inc. (The)	5,535	540,603
Guess? Inc.	17,610	296,728
Lithia Motors Inc., Class A	7,786	1,026,818
RH(a)	5,634	785,380
Urban Outfitters Inc.(a)	23,939	569,988

		5,147,904

Textiles, Apparel & Luxury Goods — 2.5%
Crocs Inc.(a)(b)	22,842	521,940
Deckers Outdoor Corp.(a)	10,152	1,586,554
G-III Apparel Group Ltd.(a)	14,551	417,032
Skechers U.S.A. Inc., Class A(a)(b)	46,813	1,776,085
Steven Madden Ltd.	27,226	939,569
Wolverine World Wide Inc.	30,918	839,424

		6,080,604

Thrifts & Mortgage Finance — 1.4%
Axos Financial Inc.(a)(b)	18,748	549,504

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Essent Group Ltd.(a)	34,267	$1,581,765
TFS Financial Corp.	18,642	334,810
WSFS Financial Corp.	18,615	788,718

		3,254,797

Trading Companies & Distributors — 2.5%
Air Lease Corp.	36,017	1,505,151
Applied Industrial Technologies Inc.	13,449	818,237
Beacon Roofing Supply Inc.(a)	23,855	864,267
GATX Corp.	12,620	969,973
Kaman Corp.	9,750	618,150
MSC Industrial Direct Co. Inc., Class A	15,668	1,113,211

		5,888,989

Water Utilities — 1.0%
American States Water Co.	12,827	993,708
California Water Service Group	16,769	895,297
SJW Group	8,242	534,823

		2,423,828

Total Common Stocks — 99.9% (Cost: $209,526,243)		238,082,946

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	14,752,328	14,759,704

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	144,000	$144,000

		14,903,704

Total Short-Term Investments — 6.3% (Cost: $14,899,490)		14,903,704

Total Investments in Securities — 106.2% (Cost: $224,425,733)		252,986,650

Other Assets, Less Liabilities — (6.2)%		(14,686,350)

Net Assets — 100.0%		$238,300,300

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,029,124	3,723,204	14,752,328	$14,759,704	$9,614	(a)	$1,518	$(12)
BlackRock Cash Funds: Treasury, SL Agency Shares	114,655	29,345	144,000	144,000	1,055		—	—

				$14,903,704	$10,669		$1,518	$(12)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$238,082,946	$—	$—	$238,082,946
Money Market Funds	14,903,704	—	—	14,903,704

	$252,986,650	$—	$—	$252,986,650

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares